Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details)		1 Months Ended	12 Months Ended
	Jul. 01, 2021 EUR (€) shares	Sep. 30, 2019	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)
Disclosure of transactions between related parties [line items]
Total compensation paid to key management personnel			€ 20,800,000	€ 24,100,000	€ 20,300,000
Share-based payment, ordinary shares (in shares) | shares				4,534
Cofounder And Chief Executive Officer | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement		4,374,963
Management Board
Disclosure of transactions between related parties [line items]
Fixed compensation			2,200,000	€ 1,900,000	1,300,000
Short-term incentive - second installment			600,000	500,000	0
Short-term incentive - second installment			1,200,000	600,000	0
Other performance-related variable compensation			0	0	400,000
Share-based payments (incl. long-term incentive)			16,400,000	20,700,000	18,100,000
Total compensation paid to key management personnel			20,400,000	23,700,000	19,800,000
Management Board | Jens Holstein
Disclosure of transactions between related parties [line items]
One time signing bonus	€ 800,000
Phantom shares awarded (in shares) | shares	4,246
ADS share price, maximum percentage of cash payment	800.00%
Maximum value of phantom shares	€ 6,400,000
Supervisory Board
Disclosure of transactions between related parties [line items]
Total compensation paid to key management personnel			€ 400,000	€ 400,000	€ 500,000